Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of earning per share - Unique Logistics International, Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022	May 31, 2022	May 31, 2021
Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of earning per share [Line Items]
Net income (loss) attributable to common stockholders	$ 663,173	$ (9,496,311)	$ 7,256,211	$ (2,984,670)
Effect of dilutive securities						$ 1,350,389
Diluted net income (loss)	$ 663,173	$ (9,496,311)	$ 7,256,211	$ (2,984,670)	$ (1,031,171)	$ 3,075,886
Weighted average common shares outstanding – basic (in Shares)	799,141,770	655,781,078	780,768,778	582,680,746	605,817,180	1,408,941,722
Series A Preferred (in Shares)	1,168,177,320		1,168,177,320			1,316,157,000
Series B Preferred (in Shares)	5,373,342,576		5,373,342,576			5,499,034,800
Series C Preferred	$ 1,206,351,359		$ 1,206,351,359
Series D Preferred	$ 1,130,954,399		$ 1,130,954,399
Weighted average common shares outstanding and assumed conversion – diluted (in Shares)	9,677,967,424	655,781,078	9,659,594,432	582,680,746	605,817,180	10,030,364,061
Basic net income per common share (in Dollars per share)	$ 0	$ (0.01)	$ 0.01	$ (0.01)
Diluted net income per common share (in Dollars per share)	$ 0	$ (0.01)	$ 0	$ (0.01)